Derivative instruments	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative instruments

Note 6: Derivative instruments

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil, natural gas and natural gas liquids. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into various types of derivative instruments, including commodity price swaps, collars, put options, enhanced swaps and basis protection swaps. See “Note 7—Derivative Instruments” in Item 8. Financial Statement and Supplementary Data of our Annual Report on Form 10-K for the year ended December 31, 2016, for a description of the various kinds of derivatives we may enter into.

The following table summarizes our crude oil derivatives outstanding as of March 31, 2017:

		Weighted average fixed price per Bbl
Period and type of contract	Volume MBbls	Swaps	Purchased puts	Sold calls
2017
Swaps	2,704	$54.97	$—	$—
2018
Swaps	2,116	$54.92	$—	$—
Collars	183	$—	$50.00	$60.50
2019
Swaps	1,312	$54.26	$—	$—

The following table summarizes our natural gas derivatives outstanding as of March 31, 2017:

Period and type of contract	Volume BBtu	Weighted average fixed price per MMBtu
2017
Swaps	7,091	$3.34
2018
Swaps	5,861	$3.03
2019
Swaps	3,322	$2.86

Effect of derivative instruments on the consolidated balance sheets

All derivative financial instruments are recorded on the balance sheet at fair value. See “Note 7—Fair value measurements” for additional information regarding fair value measurements. The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	Successor			Predecessor
	March 31, 2017			December 31, 2016
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas derivative contracts	$634	$(363)	$271	$184	$(3,658)	$(3,474)
Crude oil derivative contracts	19,274	—	19,274	—	(9,895)	(9,895)

Total derivative instruments	19,908	(363)	19,545	184	(13,553)	(13,369)
Less:
Netting adjustments (1)	363	(363)	—	184	(184)	—
Derivative instruments—current	10,001	—	10,001	—	(7,525)	(7,525)

Derivative instruments—long-term	$9,544	$—	$9,544	$—	$(5,844)	$(5,844)

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with counterparties are netted only to the extent that they relate to the same current versus noncurrent classification on the balance sheet.

Effect of derivative instruments on the consolidated statements of operations

We do not apply hedge accounting to any of our derivative instruments. As a result, all gains and losses associated with our derivative contracts are recognized immediately as “Derivative (losses) gains” in the consolidated statements of operations.

“Derivative (losses) gains” in the consolidated statements of operations are comprised of the following:

	Successor	Predecessor
	Period from March 22, 2017 through March 31, 2017	Period from January 1, 2017 through March 21, 2017	Three months ended March 31, 2016
Change in fair value of commodity price derivatives	$(13,807)	$46,721	$(35,554)
Settlement gains on commodity price derivatives	1,692	1,285	47,486

Total derivative (losses) gains	$(12,115)	$48,006	$11,932

Note 7: Derivative instruments

Overview

Our results of operations, financial condition and capital resources are highly dependent upon the prevailing market prices of, and demand for, oil, natural gas and natural gas liquids. These commodity prices are subject to wide fluctuations and market uncertainties. To mitigate a portion of this exposure, we enter into various types of derivative instruments, including commodity price swaps, collars, put options, enhanced swaps and basis protection swaps. See “Note 1—Nature of operations and summary of significant accounting policies” for additional information regarding our accounting policies for derivative transactions.

From time to time, we may enter into derivative contracts, such as put options and collars, which are not costless but instead require payment of a premium. The premium can be paid at the time the contracts are initiated or deferred until the contracts settle. Payment of deferred premiums at the contract settlement date reduces the proceeds to be received upon settlement of the contracts. The fair value of our derivative contracts are reported net of any deferred premiums that are payable under the contracts.

Commodity price swaps allow us to receive a fixed price for the hedged commodity and pay a floating market price to the counterparty. The fixed-price payment and the floating-price payment are netted, resulting in a net amount due to or from the counterparty.

Collars contain a fixed floor price (purchased put) and ceiling price (sold call). If the market price exceeds the call strike price or falls below the put strike price, we receive the fixed price and pay the market price. If the market price is between the call and the put strike price, no payments are due from either party. A three-way collar contract consists of a standard collar contract plus a sold put with a price below the floor price of the collar. The sold put option requires us to make a payment to the counterparty if the market price is below the sold put option price. If the market price is greater than the sold put option price, the result is the same as it would have been with a standard collar contract only. By combining the collar contract with the sold put option, we are entitled to a net payment equal to the difference between the floor price of the standard collar and the sold put option price if the market price falls below the sold put option price. This strategy enables us to increase the floor and the ceiling price of the collar beyond the range of a traditional costless collar utilizing the value associated with the sale of a put option.

Purchased put options are designed to provide a fixed price floor in an environment where prices have declined. If the market price is below the put strike price at the settlement date, we will receive a payment from the counterparty. In such an environment, put options may also be purchased to offset the downside from sold puts that are originally associated with enhanced swaps or collars.

Enhanced swaps enhance the value of swaps by combining them with sold puts or put spread contracts. The use of a sold put or put spread allows us to receive an above-market swap price while also providing a measure of downside protection. Sold puts require us to make a payment to the counterparty if the market price is below the put strike price at the settlement date. If the market price is greater than the sold put price, the result is the same as it would have been with a swap contract only. A put spread is a combination of a sold put and a purchased put. If the market price falls below the purchased put option price, we will pay the spread between the sold put option price and the purchased put option price from the counterparty. A put spread may also be constructed by entering into separate sold put and purchased put contracts.

Basis protection swaps are used to reduce basis risk. Basis is the difference between the physical commodity being hedged and the price of the futures contract used for hedging. Basis risk is the risk that an adverse change in the futures market will not be completely offset by an equal and opposite change in the cash price of the commodity being hedged. Basis risk exists in natural gas primarily due to the geographic price differentials between cash market locations and futures contract delivery locations. Natural gas basis protection swaps are arrangements that guarantee a price differential for natural gas from a specified pricing point. We receive a payment from the counterparty if the price differential is greater than the stated terms of the contract and pay the counterparty if the price differential is less than the stated terms of the contract.

Due to defaults under the master agreements governing our derivative contracts, our outstanding derivative positions were terminated in May 2016. As discussed in “Note 8—Fair value measurements,” all the counterparties to our derivative transactions are also financial institutions within the lender group under our Existing Credit Facility. The derivative master agreements with these counterparties generally specify that a default under any of our indebtedness, as well as any bankruptcy filing, is an event of default which may result in early termination of the derivative contracts.

In December 2016, an agreement was reached with the Lenders regarding the resumption of hedging activity prior to our emergence from bankruptcy and thus we began entering into new derivative instruments. We entered into the bulk of our new derivative positions prior to December 31, 2016; however additional derivatives positions were entered into subsequent to year end.

The following table summarizes our crude oil derivatives outstanding as of December 31, 2016:

		Weighted average fixed price per Bbl
Period and type of contract	Volume MBbls	Swaps	Purchased puts	Sold calls
2017
Swaps	3,631	$54.97	$—	$—
2018
Swaps	2,116	$54.92	$—	$—
Collars	183	$—	$50.00	$60.50
2019
Swaps	1,204	$54.25	$—	$—

The following table summarizes our natural gas derivative instruments outstanding as of December 31, 2016:

Period and type of contract	Volume BBtu	Weighted average fixed price per MMBtu
2017
Swaps	9,575	$3.34
2018
Swaps	5,861	$3.03
2019
Swaps	3,322	$2.86

On March 26, 2015, we entered into early settlements of certain oil and natural gas derivative contracts, originally scheduled to settle from 2015 through 2017 and covering 495 MBbls of oil and 12,280 BBtu of natural gas, in order to maintain compliance with the hedging limits imposed by covenants under our Existing Credit Facility. As a result, we received net proceeds of $15,395 which are included in “non-hedge derivative gains (losses)” disclosed below for the year ended December 31, 2015.

As discussed previously, our outstanding derivatives, as of May 2016, were early terminated as a result of our defaults under the master agreements governing our derivative contracts. These derivative contracts, originally scheduled to settle from 2016 through 2018, covered 3,400 MBbls of oil and 28,800 BBtu of natural gas. Proceeds from the early terminations, inclusive of amounts receivable at the time of termination for previous settlements, totaled $119,303. Of this amount, in the third quarter of 2016, $103,560 was utilized to offset outstanding borrowings under our Existing Credit Facility and the remainder was remitted to the Company.

During January 2017, we entered into additional oil and natural gas swap contracts. The following table summarizes the additional contracts:

Period and type of contract	Volume BBtu	Volume MBbls	Fixed price per MMBtu	Fixed price per Bbl
2017
Natural gas swap	154	—	$3.40	$—
2019
Crude oil swap	—	108	$—	$54.40

Effect of derivative instruments on the consolidated balance sheets

All derivative financial instruments are recorded on the consolidated balance sheets at fair value. See “Note 8—Fair value measurements” for additional information regarding fair value measurements. The estimated fair values of derivative instruments are provided below. The carrying amounts of these instruments are equal to the estimated fair values.

	As of December 31, 2016			As of December 31, 2015
	Assets	Liabilities	Net value	Assets	Liabilities	Net value
Natural gas derivative contracts	$184	$(3,658)	$(3,474)	$41,328	$(1,158)	$40,170
Crude oil derivative contracts	—	(9,895)	(9,895)	123,068	—	123,068

Total derivative instruments	184	(13,553)	(13,369)	164,396	(1,158)	163,238
Less:
Netting adjustments (1)	184	(184)	—	1,158	(1,158)	—
Derivative instruments - current	—	(7,525)	(7,525)	143,737	—	143,737

Derivative instruments - long-term	$—	$(5,844)	$(5,844)	$19,501	$—	$19,501

(1)	Amounts represent the impact of master netting agreements that allow us to net settle positive and negative positions with the same counterparty. Positive and negative positions with a counterparty are netted only to the extent that they related to the same current versus noncurrent classification on the balance sheet.

Effect of derivative instruments on the consolidated statements of operations

We do not apply hedge accounting to any of our derivative instruments. As a result, all gains and losses associated with our derivative contracts are recognized immediately as “Non-hedge derivative (losses) gains” in the consolidated statements of operations.

“Non-hedge derivative (losses) gains” in the consolidated statements of operations is comprised of the following:

	2016	2015	2014
Change in fair value of commodity price derivatives	$(176,607)	$(88,317)	$228,903
Settlement gains on commodity price derivatives	62,626	218,210	2,417
Settlement gains on early terminations of commodity price derivatives	91,144	15,395	—

Non-hedge derivative (losses) gains	$(22,837)	$145,288	$231,320